Income Tax	12 Months Ended
Apr. 30, 2026
Disclosure of income taxes [Abstract]
Income Tax [Text Block]

17. Income Tax

The following table reconciles the expected income taxes expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the consolidated statements of loss and comprehensive loss for the years ended April 30, 2026, and 2025:

	2026	2025
	$	$
Net loss before tax	(38,252)	(5,820)
Statutory tax rate	27.00%	27.00%
Expected income recovery	(10,328)	(1,571)
Change in deferred tax assets not recognized	10,869	6,462
Share issuance costs	-	(1,462)
Foreign exchange	887	845
Change in estimate	-	(2,486)
Gain on spin out arrangement	-	(2,664)
Non-deductible items and other	(1,102)	876
Withholding Taxes	107	-
Total income tax expense (recovery)	433	-

The deferred taxes assets and liabilities reflect the tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax values. The recognized deferred tax liability and assets as at April 30, 2026 and 2025 are comprised of the following:

	2026	2025
	$	$
Non-capital loss carry forwards	16,938	10,806
Property and equipment	123	167
Exploration and evaluation assets	(17,061)	(10,973)
Net deferred tax asset (liability)	-	-

The unrecognized deductible temporary differences as at April 30, 2026 and 2025 are comprised of the following:

	2026	2025
	$	$
Non-capital loss carry forwards	88,442	51,350
Property, plant, and equipment	623	91
Equity investments	5,283	1,240
Financing costs	9,415	8,056
Foreign exchange	709	192
Capital Loss	6,138	6,054
Exploration and evaluation assets	737	-
Total unrecognized deductible temporary differences	111,347	66,983

The Company has non-capital loss carry forwards of approximately $88,442 (2025: $51,350) that have not recognized in these financial statements, which may be carried forward to apply against future income for Canadian and Mexican income tax purposes, subject to the final determination by taxation authorities, expiring in the following years:

Expiry	$
2046	11,798
2045	8,809
2044	-
2043	7,936
2042	4,890
2041	4,256
2040	-
2039	-
2038	-
2037	11,591
2036	29,404
2035	10,254
Total	88,442